Basis of Presentation and Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Product Information [Line Items]
Impairment of finite-lived intangibles and goodwill					$ 0	$ 0
Allowances for doubtful accounts					62,800	59,100
Allowance for bad debt					0	0
In-transit inventory					522,000	1,958,000
Allowance for inventory					71,400	40,800
Due from related party for future shipments	$ 1,300,000		$ 1,300,000		1,300,000	1,286,000
Cost of revenue	1,559,490	$ 2,882,541	3,742,602	$ 7,030,939	$ 12,623,576	$ 20,610,000
Foreign currency translation, description					The rates used in the financial statements as presented for December 31, 2020 and 2019 were 1.260 and 1.337 US dollar to UK pound sterling, respectively.	The rates used in the financial statements as presented for December 31, 2020 and 2019 were 1.260 and 1.337 US dollar to UK pound sterling, respectively.
Foreign currency translation adjustment		$ 9,094		23,700	$ 23,700	$ 50,141
Advertising expenses					$ 7,200	$ 81,700
Converted into common shares					500
Stock option exercised			3,431,250		3,280,000	3,120,000
Interest and penalties					$ 0	$ 0
Warrant [Member]
Product Information [Line Items]
Warrant exercise					353,250	353,250
Equity Option [Member]
Product Information [Line Items]
Stock option exercised					3,120,000	3,280,000
Convertible Preferred Stock [Member]
Product Information [Line Items]
Shares outstanding					1,413	1,413
Converted into common shares					706,500	706,500
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Three Customers [Member]
Product Information [Line Items]
Concentration risk, percentage					26.00%	46.00%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Five Suppliers [Member]
Product Information [Line Items]
Concentration risk, percentage					65.00%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Five Suppliers [Member] | United States, Indonesia, Sri Lanka, Mexico and Philippines [Member]
Product Information [Line Items]
Concentration risk, percentage					93.00%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Indonesian Suppliers [Member]
Product Information [Line Items]
Concentration risk, percentage					25.00%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Two Suppliers [Member]
Product Information [Line Items]
Concentration risk, percentage						42.00%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | United States Based Supplier [Member]
Product Information [Line Items]
Concentration risk, percentage						21.00%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Indonesia, And the Philippines [Member]
Product Information [Line Items]
Concentration risk, percentage						65.00%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Bacolod [Member]
Product Information [Line Items]
Concentration risk, percentage						27.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer [Member]
Product Information [Line Items]
Concentration risk, percentage					19.00%	19.00%
Bacolod Blue Star Export Corp. [Member]
Product Information [Line Items]
Cost of revenue			$ 126	$ 238,000	$ 1,280,000	$ 9,531,000
Renewal payments	$ 8,000
Related Party [Member]
Product Information [Line Items]
Interest payable					$ 392,000	$ 350,900